Promissory Note (Details Narrative) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Aug. 10, 2024	May 15, 2024
Principal amount	$ 3,885		$ 3,885	$ 3,885
Proceeds from note payable			3,000	3,000
Aggregate outstanding principal and interest balance					$ 4,554
Interest expense	$ 322	$ 0	$ 642	$ 53
Subsequent Event [Member]
Aggregate outstanding principal and interest balance						$ 4,050